PROVISIONS AND CONTINGENT LIABILITIES - Reconciliation of Company's provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 6,456	$ 3,878
Provisions assumed through business acquisitions		1,624
Additional provisions	2,305	2,411
Amounts used	(3,768)	(895)
Amounts reversed	(192)	(506)
Net foreign exchange differences	34	(56)
Ending balance	4,835	6,456
Amount presented as current	1,766	2,262
Amount presented as non-current	3,069	4,194
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,829	2,288
Provisions assumed through business acquisitions		50
Additional provisions	0	100
Amounts used	(311)	(88)
Amounts reversed	0	(506)
Net foreign exchange differences	6	(15)
Ending balance	1,524	1,829
Amount presented as current	84	184
Amount presented as non-current	1,440	1,645
Restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,568	997
Provisions assumed through business acquisitions		602
Additional provisions	0	7
Amounts used	0	(5)
Amounts reversed	0	0
Net foreign exchange differences	18	(33)
Ending balance	1,586	1,568
Amount presented as current	50	50
Amount presented as non-current	1,536	1,518
Termination benefits and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,861	554
Provisions assumed through business acquisitions		30
Additional provisions	2,274	2,054
Amounts used	(3,184)	(769)
Amounts reversed	0	0
Net foreign exchange differences	10	(8)
Ending balance	961	1,861
Amount presented as current	868	1,772
Amount presented as non-current	93	89
Litigation
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,198	39
Provisions assumed through business acquisitions		942
Additional provisions	31	250
Amounts used	(273)	(33)
Amounts reversed	(192)	0
Net foreign exchange differences	0	0
Ending balance	764	1,198
Amount presented as current	764	256
Amount presented as non-current	$ 0	$ 942